Shareholders’ Equity (Details) - USD ($)									1 Months Ended	12 Months Ended
		Nov. 28, 2024	Apr. 01, 2024	Oct. 24, 2023	Oct. 22, 2022	May 06, 2022	May 05, 2022	Mar. 04, 2022	Jun. 30, 2021	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023	Mar. 25, 2025	Sep. 18, 2024	Oct. 25, 2023	Jan. 24, 2022	Sep. 18, 2021
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[1]									625,000,000		625,000,000
Ordinary shares par value (in Dollars per share)	[1]									$ 0.0016		$ 0.0016
Ordinary shares issued	[1]									20,784,142		1,687,500
Cash consideration (in Dollars)				$ 4,999,823
Shares granted										2,700,000
Shares granted price per share (in Dollars per share)										$ 0.82
Total consideration amount (in Dollars)		$ 4,275,000								$ 5,700,000		$ 13,783,523
Gross proceeds (in Dollars)		$ 5,700,000
Warrant term expires										5 years
Nasdaq minimum price rate of percentage										20.00%
Warrant exercised shares issued										17,398,535
Common stock, shares outstanding	[1]									20,784,142		1,687,500
Percentage of net after-tax income										10.00%
Registered capital percentage										50.00%
Statutory reserves (in Dollars)										$ 374,343		$ 570,807
Aggregate amounts of restricted net assets (in Dollars)										$ 548,657		$ 187,696
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)		$ 4								$ 4
Investor [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																	1,000,000
Mr. Jian Chen [Member]
Shareholders’ Equity [Line Items]
Investors purchased ordinary shares										525,000
Warrant offering share price										1,575,000
Subsidiary One [Member]
Shareholders’ Equity [Line Items]
Reversed of statutory reserves (in Dollars)										$ 169,512
Subsidiary Two [Member]
Shareholders’ Equity [Line Items]
Reversed of statutory reserves (in Dollars)										$ 89,836
IPO [Member]
Shareholders’ Equity [Line Items]
Issued shares			2,000,000
Cash consideration (in Dollars)			$ 8,783,700
Purchase price per share (in Dollars per share)			$ 5
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized									500,000,000
Ordinary shares par value (in Dollars per share)									$ 0.0001
Issued shares		1,425,000							10,000	18,927,892	[2]	187,500	[2]
Ordinary shares issued															17,398,535			7,500,000	14,990,000
Cash consideration (in Dollars)								$ 750
Issuance of ordinary shares								7,500,000
Ordinary Shares [Member] | Existing Shareholders [Member]
Shareholders’ Equity [Line Items]
Issued shares							468,000
Cash consideration (in Dollars)						$ 46.8
Ordinary Shares [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Issued shares					1,000,000		1,032,000
Cash consideration (in Dollars)					$ 5,000,000		$ 895,000
Purchase price per share (in Dollars per share)					$ 5
Ordinary Shares [Member] | IPO [Member]
Shareholders’ Equity [Line Items]
Issued shares										7,500,000
Ordinary Shares [Member] | 2024 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized																2,700,000
Ordinary shares par value (in Dollars per share)																$ 0.0001

[1]	Giving retroactive effect to the 1-for-16 reverse share split completed on November 27, 2024.
[2]	Giving retroactive effect to the 1-for-16 reverse share split completed on November 27, 2024.